CERTAIN TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2016
Certain Transactions Tables [Abstract]
Pro forma financial information
U.S.$ in millions
Current assets	$113
Deferred taxes and other assets	590
Identifiable intangible assets:
Product rights	781
Research and development in-process	177
Trade names / customer relationships	49
Goodwill	1,074

Total assets acquired	2,784
Current liabilities	56
Other liabilities	401

Total liabilities assumed	457
Net assets acquired	$2,327